ACCRUED LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
ACCRUED LIABILITIES

NOTE 6 — ACCRUED LIABILITIES

Accrued liabilities consisted of the following at:

	June 30, 2026	December 31, 2025
Accrued outstanding lease payments	$40,098	$22,439
Accrued professional fees	54,758	106,120
Accrued utilities	—	10,991
Accrued employee compensation	51,360	25,109
Accrued contractor costs	267,000	267,000
Total accrued liabilities	$413,216	$431,659

NOTE 7 — ACCRUED LIABILITIES

Accrued liabilities consisted of the following at:

	December 31,	December 31,
	2025	2024
Accrued outstanding lease payments	$22,439	$171,919
Accrued professional fees	106,120	54,662
Accrued utilities	10,991	—
Accrued employee compensation	25,109	32,325
Accrued contractor costs	267,000	100,000
	$431,659	$358,906